UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:
           Heritage Series Trust
           880 Carrillon Parkway
           St. Petersburg, Florida  33716

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2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):      [X]


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3.     Investment Company Act File Number:          811-7470


       Securities Act File Number:                  33-57986


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4(a).  Last day of fiscal year for which this Form is filed:
       October 31, 2002


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4(b).  [ ]  Check box if this Form is being filed late (i.e., more than
            90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [ ]  Check box if this is the last time the issuer will be filing this Form.


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5.     Calculation of registration fee:

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       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):            $632,493,068
                                                                     -----------

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       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:        $287,977,739
                                                          -----------

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       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                                $0
                                                          ----------

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       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                               $287,977,739
                                                                     -----------

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       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                           $344,515,329
                                                                    ------------

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       (vi)   Redemption credits available for use in    $0
              future years - if Item 5(i) is less than    ----------
              Item 5(iv) [subtract Item 5(iv) from
              0 Item 5(i)]:

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       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                             x   .000092
                                                                      ----------

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       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is due):          =$31,695.41
                                                                      ==========

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

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
       here:   0 .

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7.     Interest due - if this Form is being filed more than
       90 days after the end of the issuer's fiscal year
       (see Instruction D):                                           +$       0
                                                                        --------

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8.     Total of the amount of the registration fee due plus
       any interest due plus any interest due [line 5(viii)
       plus line 7]:                                                 =$31,695.41
                                                                      ==========

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9.     Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:
       January 22, 2003


        Method of Delivery:

         [ ]   Wire Transfer

         [ ]   Mail or other means

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                                 SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ K.C. Clark
                                    ----------------------------------
                                    K.C. Clark
                                    Executive Vice President, Principal
                                      Executive Officer
                                    Heritage Series Trust


Date:  January 24, 2003




 *Please print the name and title of the signing officer below the signature.